Shareholders’ Equity (Details) - Schedule of Status of RSUs Under the Plan	6 Months Ended
Jun. 30, 2023 $ / shares shares
Schedule of Summary of the Status of RSUs [Abstract]
Unvested at beginning of year	6,391,352
Granted (in Dollars per share) | $ / shares	$ 4,315,861
Vested	1,219,519
Forfeited (in Dollars per share) | $ / shares	$ 752,114
Unvested at end of the period	8,735,580